Revenue Recognition - Changes in Company's Contract Liabilities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 JPY (¥)
Revenue Recognition
Balance at December 31, 2019 as adjusted (Note 1)	¥ 666,636
Revenues recognized during 2020 which were included in the contract liabilities balance at December 31, 2019	(203,970)
Remaining amounts at December 31, 2020 which were newly recognized as contract liabilities during 2020	43,375
Balance at December 31, 2020	¥ 506,041